Information of operating segments - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Net sales	R$ 12,153,145	R$ 12,273,546	R$ 37,001,961	R$ 33,226,284
Cost of sales	(8,453,761)	(6,847,701)	(24,791,052)	(18,640,810)
Adjusted EBITDA			16,153,488	17,368,281
Adjustments to EBITDA			(823,557)	321,036
Depreciation, depletion and amortization			(8,226,217)	(6,414,046)
Financial result			13,172,959	(13,245,961)
Net income before taxes	1,969,535	4,109,399	7,103,714	11,275,271
Profit (loss) before tax	R$ 3,021,316	R$ 4,977,161	20,276,673	(1,970,690)
Total Net Sales
Disclosure of operating segments [line items]
Net sales			37,001,961	33,226,284
Country of domicile
Disclosure of operating segments [line items]
Net sales			6,715,617	6,919,497
Foreign countries
Disclosure of operating segments [line items]
Net sales			30,286,344	26,306,787
Pulp
Disclosure of operating segments [line items]
Cost of sales			(18,535,613)	(14,424,832)
Adjusted EBITDA			14,093,769	15,136,653
Pulp | Total Net Sales
Disclosure of operating segments [line items]
Net sales			27,949,498	26,397,840
Pulp | Country of domicile
Disclosure of operating segments [line items]
Net sales			1,366,641	1,709,910
Pulp | Foreign countries
Disclosure of operating segments [line items]
Net sales			26,582,857	24,687,930
Paper
Disclosure of operating segments [line items]
Cost of sales			(6,255,439)	(4,215,978)
Adjusted EBITDA			2,059,719	2,231,628
Paper | Total Net Sales
Disclosure of operating segments [line items]
Net sales			9,052,463	6,828,444
Paper | Country of domicile
Disclosure of operating segments [line items]
Net sales			5,348,976	5,209,587
Paper | Foreign countries
Disclosure of operating segments [line items]
Net sales			R$ 3,703,487	R$ 1,618,857